Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 6. Property, Plant and Equipment, Net

Property, plant and equipment consist of the following:

	June 30, 2016	December 31, 2015
Building	$50,405	$41,804
Machinery and equipment	123,286	105,000
Office equipment and software	4,489	3,528
Vehicles	1,693	1,402
Furniture and fixtures	2,119	1,569
Total property, plant and equipment	181,992	153,303
Accumulated depreciation and amortization	(42,608)	(33,018)
Net value of property and equipment	139,384	120,285
Land	18,038	15,689
Total property, plant and equipment, net	$157,422	$135,974

Depreciation and amortization expense, inclusive of capital lease amortization, for the three and six month periods ended June 30, 2016 amounted to $3,009 and $5,685, respectively, and $2,234 and $4,216 for the three and six months period of 2015.

Note 9. Property, Plant and Equipment

Property, plant and equipment is comprised of the following:

	December 31, 2015	December 31, 2014
Building	$41,804	$36,228
Machinery and equipment	107,179	76,497
Office equipment and software	3,528	2,868
Vehicles	1,402	1,412
Furniture and fixtures	1,569	1,651
Total property, plant and equipment	155,482	118,656
Accumulated depreciation and amortization	(33,018)	(31,646)
Net book value of property and equipment	122,464	87,010
Land	13,510	16,970
Total property, plant and equipment, net	$135,974	$103,980

Depreciation expense was $9,906 and $7,531 for the years ended December 31, 2015 and 2014.

Included within the table above are Property, plant and equipment under capital lease, which are comprised of the following:

	December 31, 2015	December 31, 2014
Buildings	$3,625	$376
Land	8,375	18,459
Machinery and Equipment	26,384	3,689
Total assets under capital lease	38,384	22,525
Accumulated Depreciation	(3,822)	(2,522)
Total assets under capital lease, net	$34,562	$20,002

For more information on capital lease obligations see note 10 — Debt. Differences between capital lease obligations and the value of property, plant and equipment under capital lease arise from differences in the maturities of capital lease obligations and the useful lives of the underlying assets.

The roll forward of Property, plant and equipment for the years ended December 31, 2015 and 2014 was as follows:

	December 31,
	2015	2014
Property, Plant and Equipment
Beginning balance	$135,626	$118,299
Acquisitions	82,032	52,626
Purchase price allocation adjustment	1,170	—
Disposals	(2,114)	(4,909)
Reclassification to investment property	(5,080)	—
Effect of Foreign currency translation	(42,642)	(30,390)
Ending Balance	$168,992	$135,626
Accumulated Depreciation
Beginning Balance	$(31,646)	$(30,919)
Depreciation Expense	(9,906)	(7,531)
Disposals	19	—
Reclassification to investment property	161	—
Effect of Foreign Currency Translation	8,354	6,804
Ending balance	$(33,018)	$(31,646)
Property, plant and Equipment, Net	$135,974	$103,980

Reclassification to investment property corresponds to the reclassification to other long term assets for $4,944 comprised of land and buildings purchased in December 2014 related to the Glasswall acquisition, initially classified as property, plant and equipment. As of December 31, 2015 these assets have been classified as income producing real estate investment included within other long term assets following the Company’s decision to use these assets for investment purposes. The effect of foreign currency translation is the adjustment resulting from translating the amounts from Colombian Pesos, functional currency of some of the Company’s subsidiaries, into U.S. Dollars, the reporting currency.